UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1.    Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Consumer Discretionary (12.7%):
Comcast Corp., Class A	322,830	$17,345
H&R Block, Inc.	300,500	9,655
Newell Rubbermaid, Inc.	223,000	7,243
News Corp., Class A (a)	372,010	6,566
PVH Corp.	82,440	9,083
Starbucks Corp.	91,500	7,108
Tractor Supply Co.	38,500	2,394
		59,394
Consumer Staples (7.8%):
Anheuser-Busch InBev NV, ADR	47,560	5,136
CVS Caremark Corp.	114,500	8,743
The Procter & Gamble Co.	131,800	10,191
Wal-Mart Stores, Inc.	170,000	12,508
		36,578
Energy (10.9%):
Anadarko Petroleum Corp.	101,747	10,872
BP PLC, ADR	287,560	14,082
Chesapeake Energy Corp.	233,050	6,146
Occidental Petroleum Corp.	159,390	15,573
Weatherford International PLC (a)	203,000	4,541
		51,214
Financials (13.7%):
Bank of America Corp.	897,500	13,687
Bank of New York Mellon Corp.	206,670	8,068
Capital One Financial Corp.	87,300	6,944
Citigroup, Inc.	326,380	15,963
JPMorgan Chase & Co.	200,840	11,582
MetLife, Inc.	148,644	7,819
		64,063
Health Care (12.4%):
Abbott Laboratories	160,800	6,773
Baxter International, Inc.	140,020	10,458
Eli Lilly & Co.	125,000	7,633
Merck & Co., Inc.	247,915	14,066
Pfizer, Inc.	401,420	11,521
Roche Holdings Ltd., ADR	217,980	7,918
		58,369
Industrials (13.2%):
C.H. Robinson Worldwide, Inc.	104,500	7,050
Danaher Corp.	166,730	12,319
General Dynamics Corp.	39,680	4,633
Koninklijke Philips NVR, NYS	301,800	9,295
Nielsen Holdings NV	184,000	8,484
Siemens AG, ADR	78,210	9,661
United Parcel Service, Inc., Class B	106,096	10,300
		61,742
Information Technology (21.9%):
Altera Corp.	340,690	11,147
Apple, Inc.	145,360	13,892
Applied Materials, Inc.	735,530	15,417
Cisco Systems, Inc.	629,500	15,882
EMC Corp.	619,410	18,149
Google, Inc., Class C (a)	25,489	14,570
Intel Corp.	420,880	14,264
		103,321

See notes to schedules of investments.

Security Description	Shares	Value
Materials (4.6%):
Air Products & Chemicals, Inc.	96,520	$12,735
Nucor Corp.	112,000	5,625
The Dow Chemical Co.	62,440	3,189
		21,549
Total Common Stocks (Cost $385,462)		456,230
Investment Companies (1.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	7,330,743	7,331
Total Investment Companies (Cost $7,331)		7,331
Total Investments (Cost $392,793) — 98.8%		463,561
Other assets in excess of liabilities — 1.2%		5,725
NET ASSETS - 100.00%		$469,286

(a)                   Non-income producing security.

(b)                   Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

See notes to schedules of investments.

1. Federal Tax Information:

At July 31, 2014, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock	$393,465	$72,711	$(2,615)	$70,096

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Fund (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended July 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

		LEVEL 2 - Other
		Significant
	Level 1 - Quoted	Observable
	Prices	Inputs	Total
	Investments in	Investments in	Investments in
	Securities	Securities	Securities
Investment
Common Stocks	$456,230	$—	$456,230
Investment Companies	—	7,331	7,331
Total	$456,230	$7,331	$463,561

There were no transfers between Level 1 and Level 2 as of July 31, 2014.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Victory Institutional Funds

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	September 23, 2014

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2014